Acquisitions and Divestitures - Assets Acquired and Liabilities Assumed as of Acquisition Date (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Cordillera Energy Partners [Member]	Dec. 30, 2011 Mobil North Sea Limited [Member]
Business Acquisition [Line Items]
Current assets			$ 39	$ 219
Proved properties	83,390	78,383	1,040	2,341
Unproved properties	8,363	8,754	2,299	476
Gathering, transmission, and processing facilities			1	338
Goodwill			173	84
Deferred tax asset			64
Total assets acquired			3,616	3,458
Current liabilities			88	148
Asset retirement obligation				517
Deferred income tax liabilities			237	1,546
Other long-term obligations			5	1
Total liabilities assumed			330	2,212
Net assets acquired			$ 3,286	$ 1,246